Income taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income taxes
Schedule of Income before Income Tax, Domestic and Foreign

	Yen in millions
	For the year ended
	March 31
	2013	2014	2015

Income (loss) before income taxes:
The Company and domestic subsidiaries	¥(7,473)	¥25,262	¥23,398
Foreign subsidiaries	20,871	59,198	83,973

	¥13,398	¥84,460	¥107,371

Schedule of Components of Income Tax Expense (Benefit)

	Yen in millions
	For the year ended March 31
	2013	2014	2015
Current income tax expense/(benefit):
The Company and domestic subsidiaries	¥9,200	¥1,872	¥5,531
Foreign subsidiaries	5,713	10,139	12,799

Total current	14,913	12,011	18,330

Deferred income tax expense (benefit):
The Company and domestic subsidiaries	(5,504)	12,579	10,497
Foreign subsidiaries	(2,847)	1,068	284

Total deferred	(8,351)	13,647	10,781

Total provision	¥6,562	¥25,658	¥29,111

Schedule of Effective Income Tax Rate Reconciliation

	For the year ended March 31
	2013	2014	2015
Statutory tax rate	38.0%	38.0%	36.0%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(43.6)	(14.6)	(14.3)
Tax on undistributed earnings	8.9	2.2	2.7
Valuation allowance	33.7	(2.3)	(4.3)
Liabilities for unrecognized tax benefits	2.3	(0.1)	0.3
Reversal of deferred tax assets related to foreign tax credit	—	5.3	—
Deduction for foreign taxes	—	2.4	1.5
Withholding tax on dividends from overseas subsidiaries	4.6	0.0	2.3
Changes in Japanese income tax rates	—	0.3	0.7
Other	5.1	(0.8)	2.2

Effective income tax rate	49.0%	30.4%	27.1%

Summary of Income Tax Holiday
	Yen in millions
	For the year ended
	March 31
	2013	2014	2015
Aggregate amounts of tax holidays	¥2,968	¥4,362	¥5,109

	Yen
Per share - Basic	¥11.02	¥16.03	¥18.25
- Diluted	¥10.30	¥15.02	¥17.22

Schedule of Deferred Tax Assets and Liabilities

	Yen in millions
	March 31
	2014	2015
Deferred tax assets:
Inventories	¥2,675	¥2,454
Property, plant and equipment	4,896	4,200
Accrued bonus	2,330	2,180
Accrued enterprise tax	221	376
Pension and severance plans	4,449	3,244
Operating loss carryforwards for tax purposes	12,811	8,595
Accrued vacation	1,090	1,171
Accrued expenses	1,425	1,358
Other	3,139	4,611

Gross deferred tax assets	33,036	28,189
Less - Valuation allowance	(14,561)	(9,162)

Net deferred tax assets	18,475	19,027

Deferred tax liabilities:
Basis difference of acquired assets	(458)	(875)
Undistributed earnings not permanently reinvested	(9,311)	(13,165)
Marketable securities	(321)	(2,026)
Intangible assets	(11,091)	(11,238)
Other	(5,181)	(6,922)

Total deferred tax liabilities	(26,362)	(34,226)

Net deferred tax liabilities	¥(7,887)	¥(15,199)

Summary of Valuation Allowance

	Yen in millions
	March 31
	2013	2014	2015
Valuation allowance at beginning of year	¥(9,786)	¥(14,492)	¥(14,561)
Additions	(7,660)	(4,231)	(3,006)
Deductions	2,994	4,183	8,405
Impact on newly acquired companies	(40)	(21)	—

Valuation allowance at end of year	¥(14,492)	¥(14,561)	¥(9,162)

Components of net deferred tax assets

	Yen in millions
	March 31
	2014	2015
Deferred tax assets:
Other current assets	¥10,438	¥9,549
Other non-current assets	1,559	4,999
Deferred tax liabilities:
Other current liabilities	(1,725)	(2,812)
Other long-term liabilities	(18,159)	(26,935)

Net deferred tax liabilities	¥(7,887)	¥(15,199)

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

	Yen in millions
	For the year ended March 31,
	2013	2014	2015
Balance at April 1	¥1,766	¥2,361	¥2,232
Additions for tax positions of the current year	44	357	250
Additions for tax positions of prior years	551	—	—
Reduction for tax positions of prior years	—	(486)	—

Balance at March 31	¥2,361	¥2,232	¥2,482